T. ROWE PRICE Mid-Cap Growth Portfolio
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.7%
COMMUNICATION
SERVICES  6.0%
Entertainment  2.0%
Liberty Media Corp-Liberty Formula
One, Class C (1) 73,380 5,682
Roku (1) 18,500 1,381
Spotify Technology (1) 11,600 4,275
11,338
Interactive Media & Services  0.9%
Match Group (1) 92,316 3,493
Reddit, Class A (1) 27,708 1,827
5,320
Media  3.1%
New York Times, Class A  62,800 3,496
Trade Desk, Class A (1) 129,600 14,211
17,707
Total Communication Services 34,365
CONSUMER
DISCRETIONARY  12.0%
Diversified Consumer
Services  0.5%
Bright Horizons Family Solutions (1) 21,400 2,999
2,999
Hotels, Restaurants &
Leisure  6.4%
Domino's Pizza  22,804 9,809
DraftKings, Class A (1) 160,500 6,292
Hilton Worldwide Holdings  34,200 7,883
Planet Fitness, Class A (1) 36,600 2,973
Viking Holdings (1) 73,991 2,581
Yum! Brands  54,427 7,604
37,142
Specialty Retail  4.3%
Bath & Body Works  88,701 2,831
Burlington Stores (1) 20,764 5,471
Five Below (1) 31,200 2,757
Ross Stores  51,800 7,796
Tractor Supply  5,092 1,481
Ulta Beauty (1) 11,767 4,579
24,915
Textiles, Apparel & Luxury
Goods  0.8%
Birkenstock Holding (1) 35,192 1,735
Lululemon Athletica (1) 5,500 1,492
On Holding, Class A (1) 30,500 1,530
4,757
Total Consumer Discretionary 69,813
CONSUMER STAPLES  4.1%
Beverages  0.6%
Boston Beer, Class A (1) 3,735 1,080
Shares $ Value
(Cost and value in $000s)
‡
Constellation Brands, Class A  10,300 2,654
3,734
Consumer Staples Distribution &
Retail  2.4%
Casey's General Stores  14,500 5,448
Dollar General  12,723 1,076
Dollar Tree (1) 83,249 5,854
Maplebear (1) 37,000 1,507
13,885
Food Products  0.7%
McCormick  26,800 2,206
TreeHouse Foods (1) 41,162 1,728
3,934
Household Products  0.4%
Reynolds Consumer Products  72,200 2,245
2,245
Total Consumer Staples 23,798
ENERGY  4.4%
Energy Equipment &
Services  1.4%
TechnipFMC  227,617 5,970
Weatherford International  25,900 2,200
8,170
Oil, Gas & Consumable
Fuels  3.0%
Cheniere Energy  43,200 7,769
Chesapeake Energy  31,200 2,566
EQT  137,100 5,023
Range Resources  63,700 1,960
17,318
Total Energy 25,488
FINANCIALS  7.6%
Capital Markets  4.2%
Cboe Global Markets  23,600 4,835
Intercontinental Exchange  32,600 5,237
KKR  9,300 1,214
MarketAxess Holdings  18,700 4,791
Raymond James Financial  37,000 4,531
TPG  13,800 794
Tradeweb Markets, Class A  23,600 2,919
24,321
Financial Services  1.4%
Corpay (1) 16,600 5,192
Toast, Class A (1) 111,100 3,145
8,337
Insurance  2.0%
Assurant  36,800 7,318
Axis Capital Holdings  28,400 2,261
Markel Group (1) 1,350 2,118
11,697
Total Financials 44,355

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  22.8%
Biotechnology  5.3%
Alnylam Pharmaceuticals (1) 27,965 7,691
Apellis Pharmaceuticals (1) 22,094 637
Argenx, ADR (1) 4,619 2,504
Ascendis Pharma, ADR (1) 13,606 2,032
Biogen (1) 24,300 4,710
CRISPR Therapeutics (1) 18,172 854
Cytokinetics (1) 37,300 1,970
Exact Sciences (1) 30,500 2,078
Insmed (1) 4,799 350
Ionis Pharmaceuticals (1) 98,085 3,929
Sarepta Therapeutics (1) 16,454 2,055
Vaxcyte (1) 14,826 1,694
30,504
Health Care Equipment &
Supplies  8.9%
Alcon  57,000 5,704
Align Technology (1) 18,000 4,578
Cooper (1) 62,100 6,852
Enovis (1) 60,124 2,588
Hologic (1) 194,300 15,828
QuidelOrtho (1) 60,833 2,774
Teleflex  53,172 13,150
51,474
Health Care Providers &
Services  1.5%
Acadia Healthcare (1) 55,300 3,507
Molina Healthcare (1) 14,500 4,996
8,503
Health Care Technology  1.6%
Veeva Systems, Class A (1) 44,844 9,411
9,411
Life Sciences Tools &
Services  5.5%
Agilent Technologies  73,500 10,913
Avantor (1) 368,400 9,530
Bruker  83,402 5,760
Mettler-Toledo International (1) 2,400 3,599
West Pharmaceutical Services  6,445 1,935
31,737
Total Health Care 131,629
INDUSTRIALS & BUSINESS
SERVICES  15.7%
Aerospace & Defense  2.5%
BWX Technologies  31,800 3,457
Howmet Aerospace  10,500 1,053
Textron  115,786 10,256
14,766
Commercial Services &
Supplies  1.0%
Veralto  29,600 3,311
Shares $ Value
(Cost and value in $000s)
‡
Waste Connections  13,000 2,325
5,636
Construction & Engineering  0.4%
Quanta Services  7,300 2,176
2,176
Ground Transportation  1.4%
JB Hunt Transport Services  47,600 8,203
8,203
Industrial Conglomerates  0.3%
Roper Technologies  3,200 1,781
1,781
Machinery  4.5%
Esab  57,852 6,150
Fortive  86,069 6,793
IDEX  15,400 3,303
Ingersoll Rand  92,500 9,080
ITT  4,700 703
26,029
Passenger Airlines  0.0%
Southwest Airlines  9,271 275
275
Professional Services  4.4%
Broadridge Financial Solutions  24,100 5,182
Equifax  25,400 7,464
Paylocity Holding (1) 32,979 5,441
TransUnion  32,958 3,451
UL Solutions, Class A  15,926 785
Verisk Analytics  12,800 3,430
25,753
Trading Companies &
Distributors  1.2%
Ferguson Enterprises  14,800 2,939
United Rentals  5,300 4,291
7,230
Total Industrials & Business Services 91,849
INFORMATION
TECHNOLOGY  16.8%
Electronic Equipment,
Instruments & Components  2.1%
Amphenol, Class A  50,500 3,290
Cognex  48,300 1,956
Keysight Technologies (1) 36,700 5,833
Littelfuse  3,800 1,008
12,087
IT Services  0.2%
MongoDB (1) 4,600 1,244
1,244
Semiconductors & Semiconductor
Equipment  6.9%
Lattice Semiconductor (1) 140,500 7,456
Marvell Technology  226,171 16,312
Microchip Technology  166,500 13,368

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
NXP Semiconductors  12,300 2,952
40,088
Software  7.1%
Atlassian, Class A (1) 16,500 2,620
CCC Intelligent Solutions
Holdings (1) 463,271 5,119
Crowdstrike Holdings, Class A (1) 3,712 1,041
Fair Isaac (1) 3,261 6,338
Fortinet (1) 61,000 4,731
Onestream (1) 20,393 691
PTC (1) 51,807 9,359
Tyler Technologies (1) 13,600 7,939
Zoom Video Communications, Class
A (1) 45,800 3,194
41,032
Technology Hardware, Storage &
Peripherals  0.5%
Pure Storage, Class A (1) 57,800 2,904
2,904
Total Information Technology 97,355
MATERIALS  5.7%
Chemicals  0.5%
RPM International  21,900 2,650
2,650
Construction Materials  1.4%
Martin Marietta Materials  14,689 7,906
7,906
Containers & Packaging  3.8%
Avery Dennison  36,600 8,080
Ball  153,569 10,429
Sealed Air  89,000 3,230
21,739
Total Materials 32,295
REAL ESTATE  0.6%
Real Estate Management &
Development  0.6%
CoStar Group (1) 46,234 3,488
Total Real Estate 3,488
Total Miscellaneous Common
Stocks  0.0%  (2) 124
Total Common Stocks (Cost
$347,476) 554,559
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.2%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(3)(4) 52,622 191
Total Health Care 191
INFORMATION
TECHNOLOGY  0.1%
Software  0.1%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $302 (1)(3)(4) 4,103 358
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $123 (1)(3)(4) 1,670 146
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(3)(4) 14,070 58
Total Information Technology 562
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316 (1)(3)(4) 6,674 344
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $595 (1)(3)(4) 14,417 282
Total Materials 626
Total Convertible Preferred Stocks
(Cost $2,055) 1,379
SHORT-TERM INVESTMENTS  4.2%
Money Market Funds  4.2%
T. Rowe Price Treasury Reserve
Fund, 4.94% (5)(6) 24,385,148 24,385
Total Short-Term Investments
(Cost $24,385) 24,385
Total Investments in
Securities  100.1%
(Cost $373,916) $ 580,323
Other Assets Less Liabilities
(0.1)% (627)
Net Assets 100.0% $ 579,696
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Mid-Cap Growth Portfolio

.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,379 and represents 0.2% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.94% $ —# $ — $ 859+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Treasury Reserve Fund, 4.94% $ 17,506  ¤  ¤ $ 24,385^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $859 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,385.

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Mid-Cap Growth Portfolio

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E305-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 554,559 $ — $ — $ 554,559
Convertible Preferred Stocks — — 1,379 1,379
Short-Term Investments 24,385 — — 24,385
Total $ 578,944 $ — $ 1,379 $ 580,323